DISAGGREGATION OF REVENUES (Details Narrative)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Total contract liabilities	100.00%	100.00%	100.00%